Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock Redeemable Convertible Preferred Stock	Common Stock Series B and Series C Redeemable Convertible Preferred Stock	Common Stock Series C Redeemable Convertible Preferred Stock	Common Stock Common stock warrants	Common Stock Adjusted balance	Common Stock	Additional Paid-in Capital Redeemable Convertible Preferred Stock	Additional Paid-in Capital Series B and Series C Redeemable Convertible Preferred Stock	Additional Paid-in Capital Series C Redeemable Convertible Preferred Stock	Additional Paid-in Capital Adjusted balance	Additional Paid-in Capital	Accumulated Deficit Adjusted balance	Accumulated Deficit Cumulative effect	Accumulated Deficit	Redeemable Convertible Preferred Stock	Series B and Series C Redeemable Convertible Preferred Stock	Series C Redeemable Convertible Preferred Stock	Common stock warrants	Redeemable convertible preferred stock warrants	Adjusted balance	Cumulative effect	Total
Beginning Balance at Dec. 31, 2018						$ 205					$ 10,615			$ (160,662)								$ (149,842)
Beginning Balance (in shares) at Dec. 31, 2018						20,475,883
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization						$ (202)					119,202											119,000
Retroactive application of recapitalization (in shares)						8,937,724
Net loss (as restated)														(103,319)								(103,319)
Stock-based compensation (as restated)											35,972											35,972
Issuance of Series B and Series C redeemable convertible preferred stock								$ 37,274								$ 37,274
Issuance of Series C redeemable convertible preferred stock (in shares)		3,944,897
Shares repurchased											(42)											(42)
Shares repurchased (in shares)						(23,488)
Issuance of common stock for acquisitions											479											479
Issuance of common stock for acquisitions (in shares)						271,287
Adjustment to purchase price consideration											(290)											(290)
Issuance of common stock warrants											168											168
Vesting of restricted stock awards issued for acquisitions (in shares)						516,539
Proceeds from issuance of redeemable convertible preferred stock warrants											4											4
Exercise of stock options											110											110
Exercise of stock options (in shares)						74,980
Ending Balance at Dec. 31, 2019					$ 3	$ 3				$ 129,817	203,492	$ (160,662)	$ 507	(263,474)						$ (30,842)	$ 507	(59,979)
Ending Balance (in shares) at Dec. 31, 2019					29,413,607	34,197,822
Beginning Balance at Dec. 31, 2018															$ 119,000
Beginning Balance (in shares) at Dec. 31, 2018															42,104,419
Increase (Decrease) in Temporary Equity [Roll Forward]
Retroactive application of recapitalization															$ (119,000)
Retroactive application of recapitalization (in shares)															(42,104,419)
Net loss (as restated)														(18,367)								(18,367)
Stock-based compensation (as restated)											672											672
Issuance of Series B and Series C redeemable convertible preferred stock									$ 4,714								$ 4,714
Issuance of Series C redeemable convertible preferred stock (in shares)			1,430,166
Conversion of common stock									1,436								1,436
Conversion of common stock (In shares)			423,088
Issuance of common stock warrants											44											44
Vesting of restricted stock awards issued for acquisitions (in shares)						1,005,068
Exercise of stock options											1											1
Exercise of stock options (in shares)						17,900
Ending Balance at Mar. 31, 2020						$ 3					210,359			(281,841)								(67,623)
Ending Balance (in shares) at Mar. 31, 2020						37,074,044
Beginning Balance at Dec. 31, 2019					$ 3	$ 3				$ 129,817	203,492	$ (160,662)	$ 507	(263,474)						$ (30,842)	$ 507	(59,979)
Beginning Balance (in shares) at Dec. 31, 2019					29,413,607	34,197,822
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss (as restated)														(54,032)								(54,032)
Stock-based compensation (as restated)											10,660											10,660
Stock-based compensation - earnout											636											636
Stock-based compensation - earnout (in shares)						1,976,332
Issuance of Series B and Series C redeemable convertible preferred stock								$ 4,836								$ 4,836
Issuance of Series C redeemable convertible preferred stock (in shares)		682,539
Conversion of common stock							$ 11,029		$ 1,436						$ 11,029		$ 1,436
Conversion of common stock (In shares)	702,791		198,750,000	1,705,266														1,705,266	702,791
Shares repurchased							$ (480)								$ (480)
Shares repurchased (in shares)	(75,162)
Issuance of common stock for acquisitions											6,898											6,898
Issuance of common stock for acquisitions (in shares)						785,330
Issuance of common stock warrants											44											44
Vesting of restricted stock awards issued for acquisitions (in shares)						472,141
Exercise of stock options											1,029											$ 1,029
Exercise of stock options (in shares)						505,711																439,754
Net share settlement of common stock options and restricted stock units						1,189,911
Shareholder contribution											17,584											$ 17,584
Inducement to convert preferred stock											(17,284)											(17,284)
Impacts of recognition of contingent beneficial conversion feature											(5,208)											(5,208)
Recapitalization and PIPE financing (as restated)						$ 5					239,722											239,727
Recapitalization and PIPE financing (as restated) (in shares)						35,304,052
Tax impacts of recapitalization											187											187
Earnout liability (as restated)											(50,238)											(50,238)
Earnout liability (as restated) (in shares)						4,023,668
Cancellation of redeemable convertible preferred stock repurchase liability											480											480
Ending Balance at Dec. 31, 2020						$ 8					424,823			(317,506)								107,325
Ending Balance (in shares) at Dec. 31, 2020						81,669,151
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss (as restated)														(65,101)								(65,101)
Stock-based compensation (as restated)											4,462											4,462
Stock-based compensation - earnout											12,373											12,373
Issuance of common stock for acquisitions											1,169											1,169
Issuance of common stock for acquisitions (in shares)						90,000
Exercise of stock options											355											355
Exercise of stock options (in shares)						593,106
Ending Balance at Mar. 31, 2021						$ 9					$ 544,605			$ (382,607)								$ 162,007
Ending Balance (in shares) at Mar. 31, 2021						91,455,732